UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     November 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $388,612 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                           NOTE 11/2       88579YAB7    15143    16220 PRN      SOLE                        0        0        0
ALLERGAN INC                    NOTE 1.500% 4/0 018490AL6     2776     2385 PRN      SOLE                        0        0        0
ALZA CORP                       SDCV 7/2        02261WAB5     9359    10370 PRN      SOLE                        0        0        0
AMGEN INC                       NOTE 0.125% 2/0 031162AN0    26159    28160 PRN      SOLE                        0        0        0
BOSTON PPTYS LTD PARTNERSHIP    NOTE 2.875% 2/1 10112RAK0    11711    12280 PRN      SOLE                        0        0        0
BRISTOL MYERS SQUIBB CO         DBCV 9/1        110122AN8    19533    19420 PRN      SOLE                        0        0        0
CAMERON INTERNATIONAL CORP      NOTE 2.500% 6/1 13342BAB1     3507     2360 PRN      SOLE                        0        0        0
CSX CORP                        DBCV 10/3       126408GA5     3803     2510 PRN      SOLE                        0        0        0
DISNEY WALT CO                  NOTE 2.125% 4/1 254687AU0    19835    16145 PRN      SOLE                        0        0        0
DOMINION RES INC VA NEW         NOTE 2.125%12/1 25746UAT6     6216     5370 PRN      SOLE                        0        0        0
E M C CORP MASS                 NOTE 1.750%12/0 268648AK8     1865     1310 PRN      SOLE                        0        0        0
ERP OPER LTD PARTNERSHIP        NOTE 3.850% 8/1 26884AAV5    19534    19675 PRN      SOLE                        0        0        0
GENERAL MTRS CORP               DEB SR CONV B   370442733     3138   147650 SH       SOLE                        0        0        0
GENZYME CORP                    NOTE 1.250%12/0 372917AN4    12305    11590 PRN      SOLE                        0        0        0
INTEL CORP                      SDCV 2.950%12/1 458140AD2     6132     5875 PRN      SOLE                        0        0        0
ISHARES TR                      MSCI EAFE IDX   464287465      219     2650 SH       SOLE                     2650        0        0
ISHARES TR                      RUSSELL 2000    464287655      433     5400 SH       SOLE                     4400        0     1000
LEHMAN BROS HLDGS INC           NOTE 1.000%11/1 524908MP2     5429     6365 PRN      SOLE                        0        0        0
LOCKHEED MARTIN CORP            DBCV 8/1        539830AP4    12136     7945 PRN      SOLE                        0        0        0
LOWES COS INC                   NOTE 10/1       548661CG0    11446    11263 PRN      SOLE                        0        0        0
MEDTRONIC INC                   NOTE 1.500% 4/1 585055AL0    18857    16940 PRN      SOLE                        0        0        0
MERRILL LYNCH & CO INC          NOTE 3/1        590188W46    17968    16080 PRN      SOLE                        0        0        0
NABORS INDS INC                 NOTE 0.940% 5/1 629568AP1    16657    17310 PRN      SOLE                        0        0        0
NEXTEL COMMUNICATIONS INC       NOTE 5.250% 1/1 65332VAY9    12950    12840 PRN      SOLE                        0        0        0
PRUDENTIAL FINL INC             FRNT 12/1       744320AG7    20866    20585 PRN      SOLE                        0        0        0
SCHLUMBERGER LTD                DBCV 2.125% 6/0 806857AD0     8122     3090 PRN      SOLE                        0        0        0
SPDR TR                         UNIT SER 1      78462F103      252     1650 SH       SOLE                        0        0     1650
TEVA PHARMACEUTICAL FIN LLC     DBCV 0.250% 2/0 88163VAE9    21534    20975 PRN      SOLE                        0        0        0
TRIBUNE CO NEW                  SB DB EXCH2%29  896047305     3506    58434 SH       SOLE                        0        0        0
US BANCORP DEL                  DBCV 2/0        902973AT3    21949    22010 PRN      SOLE                        0        0        0
VORNADO RLTY TR                 DBCV 2.850% 3/1 929042AC3     7653     8065 PRN      SOLE                        0        0        0
WEINGARTEN RLTY INVS            NOTE 3.950% 8/0 948741AF0     5053     4940 PRN      SOLE                        0        0        0
WELLS FARGO & CO NEW            DBCV 5/0        949746FA4    23224    23130 PRN      SOLE                        0        0        0
WYETH                           DBCV 1/1        983024AD2    19342    18175 PRN      SOLE                        0        0        0
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